Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Common Stock [Roll Forward]
Exercised during the year, Number	131	402	945
Common shares issued on the redemption of deferred share units		72
Common Stock, Amount [Roll Forward]
Exercise of stock options	$ 1	$ 3	$ 6
Stock-based compensation	60	60	50
Income tax deficiency from share-based compensation	(1)	(1)	8
Purchase of treasury stock	0	0	$ (61)
Employee share purchase plan	$ 4	$ 1
Treasury Stock [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	0	0	7,660
Sale of Treasury Shares, Number			(6,033)
Treasury shares released for RSU settlements			(1,627)
Capital stock outstanding, Shares, Ending Balance	0	0	0
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ 0	$ 0	$ (179)
Purchase of treasury stock			141
Treasury share released for RSU settlements			(38)
Capital stock outstanding, Value, Ending Balance	$ 0	$ 0	0
Retained Earnings [Member]
Common Stock, Amount [Roll Forward]
Sale of treasury stock, recorded against retained earnings			$ (80)
Capital Stock and Additional Paid-In Capital [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	521,172	528,802	526,552
Exercised during the year, Number	131	402	945
Stock Issued During Period, Shares, Restricted Stock Award, Gross	8,689	4,320	1,305
Stock Repurchased and Retired During Period, Shares		(12,607)
Common shares issued for employee share purchase plan	505	183
Capital stock outstanding, Shares, Ending Balance	530,497	521,172	528,802
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ (2,448)	$ (2,444)	$ (2,418)
Exercise of stock options	1	3	6
Stock-based compensation	60	60	50
Income tax deficiency from share-based compensation	(1)	(1)	8
Income tax benefit from share-based compensation		(1)
Treasury share released for RSU settlements			(38)
Share repurchases		(59)
Employee share purchase plan	4	1
Capital stock outstanding, Value, Ending Balance	$ (2,512)	$ (2,448)	$ (2,444)